Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories.
Finished goods	$ 169,956	$ 118,080
Raw materials in progress and industrial supplies	266,348	110,965
Other inventories	44,257	42,815
Advances to suppliers	19,519	17,937
Total inventories	$ 500,080	$ 289,797